SHARE-BASED COMPENSATION - Restricted Stock and Performance Award Transactions (Details) - $ / shares shares in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Time Based Award
Number of Shares
Number of shares, beginning balance	762	828	855
Number of shares, granted	285	329	410
Number of shares, vested	(392)	(335)	(352)
Number of shares, forfeited	(27)	(60)	(85)
Number of shares, ending balance	628	762	828
Weighted Average Exercise Price
Weighted average grant price, beginning balance (in dollars per share)	$ 14.91	$ 15.87	$ 15.22
Weighted average grant price, granted (in dollars per share)	15.84	12.64	16.60
Weighted average grant price, vested (in dollars per share)	15.14	15.09	13.11
Weighted average grant price, forfeited (in dollars per share)	14.41	14.33	23.71
Weighted average grant price, ending balance (in dollars per share)	$ 15.21	$ 14.91	$ 15.87
Performance Based Award
Number of Shares
Number of shares, beginning balance	799	343	117
Number of shares, granted	362	516	270
Number of shares, vested	(165)	0	0
Number of shares, forfeited	(124)	(60)	(44)
Number of shares, ending balance	872	799	343
Weighted Average Exercise Price
Weighted average grant price, beginning balance (in dollars per share)	$ 14.82	$ 17.19	$ 17.47
Weighted average grant price, granted (in dollars per share)	15.70	12.76	17.04
Weighted average grant price, vested (in dollars per share)	16.07	0.00	0.00
Weighted average grant price, forfeited (in dollars per share)	15.88	15.22	16.22
Weighted average grant price, ending balance (in dollars per share)	$ 14.76	$ 14.82	$ 17.19
Market Based Award
Number of Shares
Number of shares, beginning balance	107	40	1,028
Number of shares, granted	58	71	45
Number of shares, vested	0	0	(541)
Number of shares, forfeited	(21)	(4)	(492)
Number of shares, ending balance	144	107	40
Weighted Average Exercise Price
Weighted average grant price, beginning balance (in dollars per share)	$ 14.02	$ 11.78	$ 11.71
Weighted average grant price, granted (in dollars per share)	16.03	14.60	12.76
Weighted average grant price, vested (in dollars per share)	0.00	0.00	11.71
Weighted average grant price, forfeited (in dollars per share)	11.51	13.81	11.72
Weighted average grant price, ending balance (in dollars per share)	$ 15.15	$ 14.02	$ 11.78